As filed with the Securities and Exchange Commission on January 29, 1999
                                          Registration Nos. 2-53808 and 811-2573
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 47
                                       on
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                               ------------------

                          TRUST FOR FEDERAL SECURITIES
               (Exact Name of Registrant as Specified in Charter)

                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                    (Address of Principal Executive Offices)
                         Registrant's Telephone Number:
                                 (302) 791-3329

                                  LISA M. BUONO
                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                              (Name and Address of
                               Agent for Service)

                                    Copy to:
                             W. BRUCE McCONNEL, III
                             Drinker Biddle & Reath
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496

It is proposed that this filing will become effective (check appropriate box)

      [ ] immediately upon filing pursuant to paragraph (b)
      [x] on February 10, 1999 pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(i)
      [ ] on (date) pursuant to paragraph (a)(i)
      [ ] 75 days after filing pursuant to paragraph (a)(ii)
      [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

      [x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Title of Securities Being Registered: Shares of Beneficial Interest
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 47 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware, on January 29, 1999.

                          Trust for Federal Securities

                          /s/ Thomas H. Nevin
                          -------------------
                          Thomas H. Nevin
                          President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 47 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                       Date
---------                       -----                       ----

* G. Nicholas Beckwith, III     Trustee                     January 29, 1999
---------------------------
G. Nicholas Beckwith, III

* Philip E. Coldwell            Trustee                     January 29, 1999
---------------------------
Philip E. Coldwell

* Robert R. Fortune             Trustee                     January 29, 1999
---------------------------
Robert R. Fortune

* Jerrold B. Harris             Trustee                     January 29, 1999
---------------------------
Jerrold B. Harris

* Rodney D. Johnson             Trustee                     January 29, 1999
---------------------------
Rodney D. Johnson

* G. Willing Pepper             Chairman of                 January 29, 1999
---------------------------     the Board
G. Willing Pepper

/s/ Thomas H. Nevin             President                   January 29, 1999
---------------------------
Thomas H. Nevin

/s/ Lisa M. Buono               Treasurer                   January 29, 1999
---------------------------     (Principal Financial
Lisa M. Buono                   and Accounting Officer)

*By: /s/ W. Bruce McConnel, III
    ---------------------------
        W. Bruce McConnel, III
        Attorney-in-Fact